Employee Benefit	12 Months Ended
Dec. 31, 2017
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Employee Benefit

21.	EMPLOYEE BENEFIT

Pension – Defined contribution plans

The Company has several defined contribution plans covering its employees in Australia, PRC and Singapore. Contributions to the plan are made annually. Total charges for the years ended December 31, 2017, 2016 and 2015, were $1,280, $1,237 and $1,172, respectively.

Pension – Defined benefit plans

The defined benefit liability recognized in the consolidated balance sheet in respect to defined benefit plans is the present value of the defined benefit obligation at the end of the reporting period, together with adjustments for past service costs and actuarial gains or losses. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using future actuarial assumptions about demographic and financial variables that affect the determination of the amount of such benefits.

In accordance with the Thailand labor law, Charoong Thai and its subsidiaries are obliged to make payment to retiring employees, at rates of 1 to 10 times of their final month’s salary rate, depending on the length of service.  In addition, Charoong Thai also has the extra benefit plan to make payment to qualified retiring employees, at rates of 1 to 29 times of final month's salary. The Company’s net benefit cost was $570, $590 and $551 for the years ended December 31, 2017, 2016 and 2015, respectively.  The plan is not funded. As of December 31, 2017 and 2016, the amount recognized were $877 and $594 in current liabilities, $7,416 and $6,058 in non-current liabilities, respectively. The Company pays to settle the obligations as and when employees retire.

The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2017	2016	2015
	US$’000	US$’000	US$’000
Current service cost	360	410	362
Interest cost on benefit obligation	210	180	189
Net benefit cost	570	590	551

	For the year ended December 31,
Other comprehensive income	2017	2016	2015
	US$’000	US$’000	US$’000
Actuarial (gain) / loss – experience	251	217	(15)
Actuarial (gain) / loss – demographic assumption	184	—	(2)
Actuarial (gain) / loss – financial assumption	337	(219)	171
Actuarial loss	772	(2)	154

21.	EMPLOYEE BENEFIT (continued)

	For the year ended December 31,
Change in the defined obligation	2017	2016	2015
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	6,652	6,305	6,738
Current service cost	360	410	362
Interest cost on benefit obligation	210	180	189
Benefits paid directly by the Company	(274)	(269)	(597)
Actuarial loss in other comprehensive income	772	(2)	154
Exchange differences	573	28	(541)
Defined benefit obligation at December 31	8,293	6,652	6,305

Actuarial assumptions

The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the year ended December 31, 2017 and 2016 are as follows:

		2017		2016
		%		%
Discount rate		2.7		3.1 ~ 3.3
Rate of salary increase		5.0 ~ 6.0		5.0 ~ 6.0
Pre-retirement mortality	*	Thailand TMO17 Tables	*	Thailand TMO08 Tables
TMO represented as Thailand Mortality Ordinary Tables

21.	EMPLOYEE BENEFIT (continued)

Maturity profile of defined benefit obligation

The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2017	2016
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	877	594
Between 2 and 5 years	1,616	1,496
Between 5 and 10 years	3,183	2,431
Beyond 10 years	15,392	13,541
Total expected payments	21,068	18,062

Weight average duration of defined benefit obligation	11 years	11 - 12 years

Sensitivity analysis

A one-percentage point change in the assumed rates would have yielded the following effects:

	2017	2016
	US$’000	US$’000
Discount rate – 1% increase	(721)	(588)
Discount rate – 1% decrease	844	687
Rate of salary increase – 1% increase	808	661
Rate of salary increase – 1% decrease	(707)	(574)

The sensitivity result above determines their individual impact on the plan’s year-end defined benefit obligation. In reality, the plan is subject to multiple external experience items which may move the defined benefit obligation in similar or opposite directions, while the plan’s sensitivity to such changes can vary over time.

Long service leave

The liability for long service leave is recognized in the provision for employee benefits and measured as present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departure, and periods of service. Expected future payments are discounted using market yields at the reporting date on national government bonds with terms to maturity and currencies that match as closely as possible, the estimated future cash outflows.  As of December 31, 2017 and 2016, the amount of long service leave was $586 and $527, respectively.